Breakdown of Selected Financial Information by Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 547,773	$ 578,818	$ 2,473,531	$ 2,279,613	$ 2,141,144
Adjusted EBITDA	116,621	140,656	590,668	521,000	487,185
Capital expenditures	36,889	46,984	220,727	184,819	156,102
U.S
Segment Reporting Information [Line Items]
Revenues	366,363	411,225	1,706,511	1,593,667	1,584,281
Adjusted EBITDA	80,443	104,621	411,293	372,739	364,610
Capital expenditures	6,156	19,694	107,323	79,510
International
Segment Reporting Information [Line Items]
Revenues	184,193	169,875	777,663	696,119	564,240
Adjusted EBITDA	36,178	36,035	179,375	148,261	122,575
Capital expenditures	30,733	27,290	113,404	105,309
Elimination
Segment Reporting Information [Line Items]
Revenues	$ (2,783)	$ (2,282)	$ (10,643)	$ (10,173)	$ (7,377)